FAIR VALUE OF ASSETS AND LIABILITIES (Details 2) (Non-recurring basis, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements
Liabilities at fair value	$ 0	$ 0
Adjustments to Fair Value	(339,000)	(333,000)
Impaired Loans
Fair value measurements
Adjustments to Fair Value	(320,000)	(319,000)
Other Real Estate Owned
Fair value measurements
Adjustments to Fair Value	(19,000)	(14,000)
Level 3
Fair value measurements
Assets at Fair Value	2,966,000	1,058,000
Level 3 | Impaired Loans
Fair value measurements
Assets at Fair Value	2,763,000	1,028,000
Level 3 | Other Real Estate Owned
Fair value measurements
Assets at Fair Value	203,000	30,000
Assets at Fair Value
Fair value measurements
Assets at Fair Value	2,966,000	1,058,000
Assets at Fair Value | Impaired Loans
Fair value measurements
Assets at Fair Value	2,763,000	1,028,000
Assets at Fair Value | Other Real Estate Owned
Fair value measurements
Assets at Fair Value	$ 203,000	$ 30,000